Invesco ETFs 3500 Lacey Road, Suite 700
Downers Grove, IL 60515

July 12, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”)

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated December 28, 2018, as supplemented on July 8, 2019 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Corporate Income Defensive ETF, Invesco Corporate Income Value ETF, Invesco Emerging Markets Debt Defensive ETF, Invesco Emerging Markets Debt Value ETF, Invesco Investment Grade Defensive ETF, Invesco Investment Grade Value ETF, Invesco Multi-Factor Core Fixed Income ETF and Invesco Multi-Factor Core Plus Fixed Income ETF.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @InvescoETFs